Write-Downs of Long-Lived Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 14,980	¥ 8	¥ 15,068	¥ 591
Real Estate
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	14		26	433
O R I X USA [Member]
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	757		828	60
Asia and Australia
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets		¥ 8	4	81
Environment And Energy
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets				¥ 17
PE Investment And Concession Segment
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	11,645		11,646
Corporate Financial Services and Maintenance Leasing
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	233		233
Aircraft And Ship Segment
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 2,331		¥ 2,331